Property and Equipment, Net - Depreciation expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation expenses	¥ 35.6	$ 5.1	¥ 29.4	¥ 32.2